Sep. 29, 2016
International Advantage Portfolio
International Advantage Portfolio

Prospectus Supplement

September 29, 2016

Morgan Stanley Institutional Fund, Inc.

Supplement dated September 29, 2016 to the Morgan Stanley Institutional Fund, Inc. Prospectuses dated April 29, 2016

Asia Opportunity Portfolio
Global Opportunity Portfolio
International Advantage Portfolio
International Opportunity Portfolio
(each, a "Portfolio")

The following is hereby added as the third paragraph of the section of each Portfolio's Prospectus entitled "Portfolio Summary—Principal Investment Strategies":

The investment process integrates analysis of sustainability with respect to disruptive change, financial strength, environmental and social externalities and governance (also referred to as ESG).

Please retain this supplement for future reference.